Subsequent Events	3 Months Ended	8 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 13. Subsequent Events

As described above, on May 12, 2024, the Company entered into an Agreement and Plan of Merger (the “Business Combination Agreement”) by and among the Company, BFAC, Merger Sub 1, Merger Sub 2 and Classover DE.

Pursuant to the Business Combination Agreement, upon the closing of the Business Combination (the “Closing”), Merger Sub 1 was to merge with and into BFAC (the “Reorganization Merger”), with BFAC being the surviving corporation of the Reorganization Merger and becoming a wholly-owned subsidiary of the Company, and then, immediately following the consummation of the Reorganization Merger, Merger Sub 2 was to merge with and into Classover DE (the “Acquisition Merger”, and together with the Reorganization Merger the “Mergers”), with Classover DE being the surviving corporation of the Acquisition Merger and becoming a wholly-owned subsidiary of the Company.

On April 4, 2025 (the “Closing Date”), the parties consummated the Mergers and the transactions contemplated by the Business Combination Agreement. The Company issued to the former security holders of Classover DE an aggregate of 6,535,014 shares of Class A Common Stock, 5,964,986 shares of Class B Common Stock and 1,000,000 shares of Series A preferred stock in exchange for their equity interests in the Company.

In addition, at Closing, the Company issued to a certain investor (the “PIPE Investor”) (i) 2,400 shares of Series B preferred stock, par value $0.0001 per share (“Series B Preferred Stock”), (ii) a warrant to purchase 1,600 shares of Series B Preferred Stock (the “First Preferred Warrant”), and (iii) a warrant to purchase 1,000 shares of Series B Preferred Stock (the “Second Preferred Warrant,” and together with the First Preferred Warrant, the “Preferred Warrants”), pursuant to the terms of a PIPE Agreement, dated November 22, 2024 (the “PIPE Agreement”), entered into by the Company, BFAC, Classover DE and the PIPE Investor. At the Closing, the PIPE Investor exercised the First Preferred Warrant to purchase 1,000 shares of Series B Preferred Stock. The PIPE Agreement and the Preferred Warrants together provide for the issuance of up to an aggregate of 5,000 shares of Series B Preferred Stock, with 3,400 shares issued at Closing for $3,230,000 (net of original issue discount), and the remaining shares issuable upon the exercise of the Second Preferred Warrant at later dates, subject to certain conditions, for an aggregate exercise price of up to $1,520,000 (net of original issue discount).  In connection with the PIPE, certain former shareholders of the Company transferred an aggregate of 1,000,000 shares of Class B Common Stock to the PIPE Investor.

On April 18, 2025, the PIPE investor exercised the remaining Preferred Warrants. Accordingly, the Company issued 1,600 Series B Preferred Stock in exchange for an aggregate net proceed of $1,520,000.

On April 19, 2025, the Company entered into a settlement agreement with Benjamin Securities, Inc. (the “Benjamin”) to settle an aggregate of $525,000 outstanding advisory services fees by repaying a cash payment of $95,000 and an issuance of 190,000 shares of Class B common stock of the Company.

On April 21, 2025, the Company issued an aggregate of 820,000 shares of restricted Class B common stock of the Company to two employees under the Company’s 2024 Long-Term Incentive Equity Plan.

On April 30, 2025, the Company entered into an Equity Purchase Facility Agreement (the “EPFA”) with Solana Strategic Holdings LLC (“SSH”), amended on July __, 2025. Pursuant to the EPFA, subject to certain conditions precedent contained therein, the Company has the right to issue and sell to SSH, and SSH shall purchase from the Company, up to an aggregate of $400 million in newly issued shares of the Company’s Class B common stock. The Company will control the timing and amount of any sales of Shares to the Investor pursuant to the EPFA. In connection with the EPFA, the Company has adopted a Solana-centric digital asset treasury strategy pursuant to which the Company will, subject to certain limitations, allocate a significant portion of the proceeds received from the sale of any shares under the EPFA to the purchasing, long-term holding, and staking of Solana tokens, including operating Solana validators to earn staking rewards and contribute to the network’s security and decentralization and reinvesting staking yields to further expand the Company’s Solana holdings and strengthen its engagement within the Solana ecosystem. The Company has engaged Chaince Securities LLC as advisor to assist it with this treasury strategy and issued an aggregate of 100,000 shares of restricted Class B common stock of the Company as consideration for such services.

From May 2, 2025, to June 9, 2025, certain shareholders of Series A Preferred Stocks converted an aggregate of 415,131 .

On May 30, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an investor (the “Buyer”). Pursuant to the Purchase Agreement, subject to certain conditions precedent contained therein, the Company may sell to the Buyer up to an aggregate of $500 million in newly issued senior secured convertible notes (the “Notes”). The Purchase Agreement provides for an initial closing of $11 million of Notes, subject to customary closing conditions. Thereafter, the Buyer has the sole option, upon one business day’s notice, to cause the Company to sell up to an additional $339 million of Notes and, subject to mutual agreement, the Company and Buyer may agree to sell up to an additional $150 million of Notes. The Company has agreed, subject to certain exceptions contained in the Purchase Agreement, to use 80% of the net proceeds from the sale of the Notes to purchase certain cryptocurrency as set forth in the Purchase Agreement.

The Notes will be convertible into Class B common stock of the Company at the option of the holder at an initial conversion price equal to 200% of the closing price of the Class B common stock on the trading day immediately prior to the closing date, subject to adjustment as provided for in the Notes. Interest is payable under the Notes at a rate of 7% per annum and is payable, quarterly, at the option of the Company in cash, through the issuance of additional Notes or, under certain situations, through the issuance of shares of Class B common stock. The Notes will rank senior to all outstanding and future indebtedness of the Company and its subsidiaries (subject to certain exceptions contained in the Notes) and will be secured by a first priority perfected security interest in all of the existing and future assets of the Company and its direct and indirect subsidiaries, including all of the capital stock of each of the subsidiaries and the cryptocurrency purchased with the proceeds of the Notes, as evidenced by a security agreement (“Security Agreement”). The Notes are due on the two-year anniversary of the date of issuance unless earlier converted or repaid.

 On June 30, 2025, Classover Holdings, Inc. (the “Company”) entered into and consummated the transactions contemplated by an Asset Purchase Agreement (the “APA”) with an unrelated third party and its wholly-owned subsidiary (collectively, the “Seller”).  Pursuant to the APA, the Seller agreed to sell, and the Company agreed to purchase, a portfolio of intellectual property owned by the Seller (the “Purchased Assets”) which is intended to be utilized by the Company in its online enrichment class platform, which provides interactive live courses for K-12 students in the United States and around the globe.

In consideration for the Purchased Assets, the Company (a) paid $1,250,000 in cash to the Seller and (b) issued to the Seller (i) 800,000 shares (the “Shares”) of its Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase 739,278 shares of Class B Common Stock.  The Company funded the cash consideration using existing working capital.  The consideration was determined in part based on a preliminary third-party valuation report prepared by an independent valuation firm, which estimated the fair value of the Purchased Assets at approximately $8.5 million.

As of July 30, 2025, the Company purchased Solana tokens valued at approximately $10 million as part of its Solana-centric digital asset strategy.

Note 5 – Subsequent Events

As previously disclosed, on May 12, 2024, the Company entered into the Business Combination Agreement by and among the Company, BFAC, Target, Merger Sub 1 and Merger Sub 2.

Pursuant to the Business Combination Agreement, upon the closing of the Business Combination (the “Closing”), Merger Sub 1 was to merge with and into BFAC (the “Reorganization Merger”), with BFAC being the surviving corporation of the Reorganization Merger and becoming a wholly-owned subsidiary of the Company, and then, immediately following the consummation of the Reorganization Merger, Merger Sub 2 was to merge with and into the Target (the “Acquisition Merger”, and together with the Reorganization Merger the “Mergers”), with the Target being the surviving corporation of the Acquisition Merger and becoming a wholly-owned subsidiary of the Company.

On April 4, 2025 (the “Closing Date”), the parties consummated the Mergers and the transactions contemplated by the Business Combination Agreement. The Company issued to the former security holders of the Target an aggregate of 6,535,014 shares of Class A Common Stock, 5,964,986 shares of Class B Common Stock and 1,000,000 shares of Series A preferred stock in exchange for their equity interests in the Company.

In addition, at Closing, the Company issued 168,356 shares of Class B Common Stock to BFAC public shareholders in exchange for same number of BFAC Class A ordinary shares and 820,000 shares of Class B Common Stock to certain Target employees pursuant to an incentive plan. The Company also issued to a certain investor (the “PIPE Investor”) (i) 2,400 shares of Series B preferred stock, (ii) a warrant to purchase 1,600 shares of Series B Preferred Stock (the “First Preferred Warrant”), and (iii) a warrant to purchase 1,000 shares of Series B Preferred Stock (the “Second Preferred Warrant,” and together with the First Preferred Warrant, the “Preferred Warrants”), pursuant to the terms of a PIPE Agreement, dated November 22, 2024 (the “PIPE Agreement”), entered into by Pubco, BFAC and the PIPE Investor. At the Closing, the PIPE Investor exercised the First Preferred Warrant to purchase 1,000 shares of Series B Preferred Stock and on April 14, 2025, the PIPE Investor exercised the remaining portion of the First Preferred Warrant and the Second Preferred Warrant in full. Accordingly, the Company issued to the PIPE Investor an aggregate of 5,000 shares of Series B Preferred Stock for an aggregate of $4,750,000 (net of original issue discount).